UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     Pier Capital, LLC
Address:  600 Summer Street
          Suite 203
          Stamford, CT 06901
13F File Number:  028-11012

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jan Parsons
Title:  Chief Compliance Officer
Phone:  203-425-1425
Signature, Place, and Date
Jan Parsons, Stamford, CT, November 11, 2010

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 119
Form 13F Information Table Value Total: $747,936 thousands

List of Other Included Managers:
None


Title

 Value
 Shares/
SH/
Investment
Other
Voting
Name of Issuer
of Class
Cusip
 (x $1000)
 PRN AMT
PRN
Discretion
Managers
Authority
Accenture PLC
COM
G1151C101
        27
          629
SH
SOLE
01
NONE
Adtran Inc
COM
00738A106
     8,413
      238,330
SH
SOLE
01
NONE
Advance Auto Parts Inc
COM
00751Y106
        27
          459
SH
SOLE
01
NONE
Advisory Board Co/The
COM
00762W107
     7,714
      174,720
SH
SOLE
01
NONE
Aerovironment Inc
COM
008073108
     7,926
      356,231
SH
SOLE
01
NONE
Amtrust Financial Services
COM
032359309
     7,590
      522,738
SH
SOLE
01
NONE
Apple Computer Inc
COM
037833100
        53
          188
SH
SOLE
01
NONE
Atlas Energy Inc
COM
049298102
     6,247
      218,108
SH
SOLE
01
NONE
Bio-Reference Labs Inc
COM
09057G602
     7,483
      358,741
SH
SOLE
01
NONE
Brigham Exploration Co
COM
109178103
     9,877
      526,761
SH
SOLE
01
NONE
CB Richard Ellis Group Inc-A
COM
12497T101
        30
        1,646
SH
SOLE
01
NONE
Cardtronics Inc
COM
14161H108
     8,062
      522,859
SH
SOLE
01
NONE
China Cache International Hold
COM
16950M107
         7
          500
SH
SOLE
01
NONE
Cisco Systems Inc
COM
17275R102
        50
        2,304
SH
SOLE
01
NONE
Cognizant Tech Solutions-A
COM
192446102
       524
        8,121
SH
SOLE
01
NONE
Coinstar Inc
COM
19259P300
     7,999
      186,070
SH
SOLE
01
NONE
Columbia Sportswear Co
COM
198516106
     8,951
      153,158
SH
SOLE
01
NONE
Comscore Inc
COM
20564W105
    11,089
      471,480
SH
SOLE
01
NONE
Constant Contact Inc
COM
210313102
     6,890
      321,489
SH
SOLE
01
NONE
Cyberonics Inc
COM
23251P102
     8,401
      314,871
SH
SOLE
01
NONE
DG Fastchannel Inc
COM
23326R109
     5,289
      243,177
SH
SOLE
01
NONE
DTS Inc
COM
23335C101
     7,528
      197,218
SH
SOLE
01
NONE
Daktronics Inc
COM
234264109
     7,976
      812,231
SH
SOLE
01
NONE
Dexcom Inc
COM
252131107
    14,410
    1,090,039
SH
SOLE
01
NONE
Digital Globe Inc
COM
25389M877
     7,545
      248,184
SH
SOLE
01
NONE
Dollar Financial Corp
COM
256664103
     7,673
      367,678
SH
SOLE
01
NONE
Dollar Tree Inc
COM
256746108
       434
        8,907
SH
SOLE
01
NONE
Dreamworks Animation SKG-A
COM
26153C103
       382
       11,986
SH
SOLE
01
NONE
Ebix Inc
COM
278715206
    16,801
      716,443
SH
SOLE
01
NONE
Echo Global Logistics Inc
COM
27875T101
     7,946
      622,224
SH
SOLE
01
NONE
Emergency Medical Services A
COM
29100P102
     7,912
      148,573
SH
SOLE
01
NONE
Equinix Inc
COM
29444U502
       445
        4,352
SH
SOLE
01
NONE
Expedia Inc
COM
30212P105
        29
        1,016
SH
SOLE
01
NONE
Express Inc
COM
30219E103
     7,250
      476,680
SH
SOLE
01
NONE
Fortinet Inc
COM
34959E109
     8,228
      329,125
SH
SOLE
01
NONE
Fossil Inc
COM
349882100
    17,370
      322,914
SH
SOLE
01
NONE
Freeport McMoran Copper
COM
35671D857
        53
          620
SH
SOLE
01
NONE
GSI Commerce Inc
COM
36238G102
     7,709
      312,100
SH
SOLE
01
NONE
Google Inc Class A
COM
38259P508
        55
          105
SH
SOLE
01
NONE
Graco Inc
COM
384109104
     8,326
      262,401
SH
SOLE
01
NONE
Green Mountain Coffee Roasters
COM
393122106
       440
       14,093
SH
SOLE
01
NONE
Guess? Inc
COM
401617105
    12,122
      298,356
SH
SOLE
01
NONE
Healthspring Inc
COM
42224N101
     8,473
      327,884
SH
SOLE
01
NONE
Heartware International Inc
COM
422368100
     5,017
       72,963
SH
SOLE
01
NONE
Herbalife Ltd
COM
G4412G101
       459
        7,608
SH
SOLE
01
NONE
Hexcel Corp
COM
428291108
    14,645
      823,207
SH
SOLE
01
NONE
Higher One Holdings Inc
COM
42983D104
     8,232
      499,217
SH
SOLE
01
NONE
Hill Rom Holdings Inc
COM
431475102
     8,680
      241,851
SH
SOLE
01
NONE
Hittite Microwave Corp
COM
43365Y104
     8,247
      173,070
SH
SOLE
01
NONE
Hospira Inc
COM
441060100
        26
          462
SH
SOLE
01
NONE
ICU Medical Inc
COM
44930G107
     7,241
      194,172
SH
SOLE
01
NONE
IESI BFC LTD
COM
44951D108
     9,834
      429,599
SH
SOLE
01
NONE
IPG Photonics Corp
COM
44980X109
    13,712
      568,015
SH
SOLE
01
NONE
IRobot Corp
COM
462726100
     8,051
      433,556
SH
SOLE
01
NONE
Iconix Brand Group Inc
COM
451055107
     7,957
      454,700
SH
SOLE
01
NONE
Illumina Inc
COM
452327109
       469
        9,542
SH
SOLE
01
NONE
Informatica Corp
COM
45666Q102
    13,099
      341,043
SH
SOLE
01
NONE
Intralinks Inc
COM
46118H104
     9,862
      583,192
SH
SOLE
01
NONE
Jo Ann Stores Inc
COM
47758P307
     9,987
      224,185
SH
SOLE
01
NONE
Kirkland's Inc
COM
497498105
     4,712
      340,004
SH
SOLE
01
NONE
Local Com Corp
COM
53954R105
     4,757
    1,076,191
SH
SOLE
01
NONE
Logmein Inc
COM
54142L109
     9,081
      252,377
SH
SOLE
01
NONE
MWI Veterinary Supply Inc
COM
55402X105
     8,407
      145,650
SH
SOLE
01
NONE
Magellan Health Services Inc
COM
559079207
     8,378
      177,346
SH
SOLE
01
NONE
Maidenform Brands Inc
COM
560305104
     8,645
      299,654
SH
SOLE
01
NONE
McDonald's Corp
COM
580135101
        52
          698
SH
SOLE
01
NONE
Medidata Solutions Inc
COM
58471A105
     8,474
      441,371
SH
SOLE
01
NONE
Metropcs Communications Inc.
COM
591708102
        27
        2,609
SH
SOLE
01
NONE
NCR Corporation
COM
62886E108
     7,301
      535,621
SH
SOLE
01
NONE
NICE Systems Ltd-Spons ADR
COM
653656108
     9,607
      307,031
SH
SOLE
01
NONE
Network Appliance Inc
COM
64110D104
       471
        9,461
SH
SOLE
01
NONE
Nu Skin Enterprises Inc - A
COM
67018T105
     7,910
      274,641
SH
SOLE
01
NONE
NxStage Medical Inc
COM
67072V103
     8,687
      454,840
SH
SOLE
01
NONE
O'Reilly Automotive Inc
COM
686091109
        26
          488
SH
SOLE
01
NONE
OSI Systems inc
COM
671044105
     8,201
      225,789
SH
SOLE
01
NONE
Oclaro Inc
COM
67555N206
    10,625
      663,626
SH
SOLE
01
NONE
Old Dominion Freight Line
COM
679580100
     8,359
      328,821
SH
SOLE
01
NONE
Open Text Corp
COM
683715106
    10,220
      217,253
SH
SOLE
01
NONE
Oracle Corp
COM
68389X105
        52
        1,933
SH
SOLE
01
NONE
Pall Corp
COM
696429307
        27
          638
SH
SOLE
01
NONE
Parexel International Corp
COM
699462107
     8,506
      367,750
SH
SOLE
01
NONE
Perkin Elmer Inc
COM
714046109
     7,531
      325,462
SH
SOLE
01
NONE
Polo Ralph Lauren Corp
COM
731572103
        28
          309
SH
SOLE
01
NONE
Polypore International Inc
COM
73179V103
    13,152
      436,073
SH
SOLE
01
NONE
Portfolio Recovery Associates
COM
73640Q105
     7,589
      117,371
SH
SOLE
01
NONE
Power-One Inc
COM
73930R102
     6,546
      720,117
SH
SOLE
01
NONE
Priceline.com Inc
COM
741503403
       512
        1,469
SH
SOLE
01
NONE
Radiant Systems Inc
COM
75025N102
     7,369
      430,675
SH
SOLE
01
NONE
RealD Inc
COM
75604L105
    13,727
      742,408
SH
SOLE
01
NONE
Realpage Inc
COM
75606N109
     4,384
      229,749
SH
SOLE
01
NONE
Rubicon Technology Inc
COM
78112T107
     6,289
      277,178
SH
SOLE
01
NONE
SPDR Trust Series 1
COM
78462F103
       324
        2,837
SH
SOLE
01
NONE
SXC Health Solutions Corp
COM
78505P100
     9,605
      263,365
SH
SOLE
01
NONE
Select Comfort Corporation
COM
81616X103
     5,053
      745,231
SH
SOLE
01
NONE
Signature Bank
COM
82669g104
     7,160
      184,338
SH
SOLE
01
NONE
Skechers USA Inc-CL A
COM
830566105
     4,830
      205,632
SH
SOLE
01
NONE
Smart Technologies Inc A
COM
83172R108
     5,608
      413,881
SH
SOLE
01
NONE
Sonic Solutions
COM
835460106
     8,100
      711,778
SH
SOLE
01
NONE
Sonosite Inc
COM
83568G104
     8,995
      268,414
SH
SOLE
01
NONE
Spirit Aerosystems Holdings In
COM
848574109
        23
        1,144
SH
SOLE
01
NONE
Steelcase Inc
COM
858155203
     7,382
      886,220
SH
SOLE
01
NONE
Syntel Inc
COM
87162H103
     8,135
      182,813
SH
SOLE
01
NONE
TNS Inc
COM
872960109
     6,089
      359,250
SH
SOLE
01
NONE
Tempur-Pedic International
COM
88023U101
     8,517
      274,749
SH
SOLE
01
NONE
Tennant Co
COM
880345103
     7,520
      243,370
SH
SOLE
01
NONE
Teradata Corp
COM
88076W103
       469
       12,171
SH
SOLE
01
NONE
The Jones Group Inc
COM
48020T101
     8,193
      417,166
SH
SOLE
01
NONE
Thoratec Corp
COM
885175307
     8,963
      242,362
SH
SOLE
01
NONE
United Natural Foods Inc
COM
911163103
     7,499
      226,423
SH
SOLE
01
NONE
VMWARE Inc Class A
COM
928563402
        29
          338
SH
SOLE
01
NONE
Varian Medical Systems Inc
COM
92220P105
        27
          446
SH
SOLE
01
NONE
Wabash National Corp
COM
929566107
     8,721
    1,078,044
SH
SOLE
01
NONE
Wabco Holdings Inc
COM
92927K102
     9,674
      230,664
SH
SOLE
01
NONE
Warnaco Group Inc/The
COM
934390402
    12,786
      250,077
SH
SOLE
01
NONE
Xerox Corp
COM
984121103
        27
        2,587
SH
SOLE
01
NONE
Yum! Brands Inc
COM
988498101
        25
          549
SH
SOLE
01
NONE
Zoll Medical Corp
COM
989922109
     8,838
      273,886
SH
SOLE
01
NONE
iGate Corp
COM
45169U105
     8,230
      453,677
SH
SOLE
01
NONE
iShares Russell 2000 Growth
COM
464287648
       188
        2,518
SH
SOLE
01
NONE

??

??

??

??